Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following table sets forth information regarding compensation actually paid to our CEO and other NEOs and the financial performance of the Company for the last five fiscal years.

	Summary Compensation Table Total for PEO (Spillane)						Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:
Year		Compensation Actually Paid to PEO (Spillane)	Summary Compensation Table Total for PEO (Burwick)	Compensation Actually Paid to PEO (Burwick)	Summary Compensation Table Total for PEO (Koch)	Compensation Actually Paid to PEO (Koch)			Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Depletions Growth (%)
2025	$8,892,835	$1,692,486	$—	$—	$5,695	$5,695	$6,800,711	$925,109	$19.42	$127.18	$109,460,000	-4%
2024	$8,291,323	$3,291,232	$1,123,689	$1,123,689	—	—	$1,906,263	$852,270	$29.67	$121.18	$59,695,000	-2%
2023	—	—	$5,902,526	$1,902,406	—	—	$3,011,291	$610,905	$34.05	$122.27	$76,250,000	-6%
2022	—	—	$4,848,737	$848,576	—	—	$1,247,885	$828,547	$32.47	$124.74	$67,263,000	-5%
2021	—	—	$14,840,957	$839,176	—	—	$1,044,866	$876,342	$51.71	$114.51	$14,553,000	22%

Compensation actually paid differs from table totals due to LTE awards with multi-year service and/or performance-based vesting conditions.

The following table sets forth information regarding the identification of our Primary Executive Officer (“PEO”) and non-PEO NEOs for the corresponding fiscal years. In each of these years, our PEO held the title of CEO.

Fiscal Year	CEO(s)	Other NEOs
2021	David A. Burwick	Frank H. Smalla, John C. Geist, Quincy B. Troupe, Lesya Lysyj
2022	David A. Burwick	Frank H. Smalla, John C. Geist, Lesya Lysyj, Carolyn O’Boyle, Quincy B. Troupe
2023	David A. Burwick	Diego Reynoso, Matthew D. Murphy, Philip A. Hodges, John C. Geist, Lesya Lysyj, Frank H. Smalla
2024	David A. Burwick, Michael Spillane	Diego Reynoso, Lesya Lysyj, Carolyn O’Boyle, Michael R. Crowley
2025	Michael Spillane, C. James Koch	Diego Reynoso, Philip A. Hodges, Michael R. Crowley, Tara L. Heath

Named Executive Officers, Footnote [Text Block]

The following table sets forth information regarding the identification of our Primary Executive Officer (“PEO”) and non-PEO NEOs for the corresponding fiscal years. In each of these years, our PEO held the title of CEO.

Fiscal Year	CEO(s)	Other NEOs
2021	David A. Burwick	Frank H. Smalla, John C. Geist, Quincy B. Troupe, Lesya Lysyj
2022	David A. Burwick	Frank H. Smalla, John C. Geist, Lesya Lysyj, Carolyn O’Boyle, Quincy B. Troupe
2023	David A. Burwick	Diego Reynoso, Matthew D. Murphy, Philip A. Hodges, John C. Geist, Lesya Lysyj, Frank H. Smalla
2024	David A. Burwick, Michael Spillane	Diego Reynoso, Lesya Lysyj, Carolyn O’Boyle, Michael R. Crowley
2025	Michael Spillane, C. James Koch	Diego Reynoso, Philip A. Hodges, Michael R. Crowley, Tara L. Heath

Non-PEO NEO Average Total Compensation Amount	$ 6,800,711	$ 1,906,263	$ 3,011,291	$ 1,247,885	$ 1,044,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 925,109	852,270	610,905	828,547	876,342
Compensation Actually Paid vs. Total Shareholder Return

The following table sets forth information regarding the relationship between the Company’s total shareholder return (“TSR”) and its peer group’s TSR. For the purposes of this table, the Company’s peer group is represented by Standard & Poor’s 500 Beverage Index, which consists of producers of alcoholic and non-alcoholic beverages (“S&P 500 Beverages Index”) for the five years ended December 27, 2025 The table assumes that the value of the investment in Boston Beer stock and the index was $100 on December 26, 2020. The TSR is reflected as of the end of the Company’s respective fiscal years.

Total Shareholder Return

Compensation Actually Paid vs. Net Income	Net Income
Total Shareholder Return Vs Peer Group

The following table sets forth information regarding the relationship between the Company’s total shareholder return (“TSR”) and its peer group’s TSR. For the purposes of this table, the Company’s peer group is represented by Standard & Poor’s 500 Beverage Index, which consists of producers of alcoholic and non-alcoholic beverages (“S&P 500 Beverages Index”) for the five years ended December 27, 2025 The table assumes that the value of the investment in Boston Beer stock and the index was $100 on December 26, 2020. The TSR is reflected as of the end of the Company’s respective fiscal years.

Total Shareholder Return

Tabular List, Table

Most Important Financial Measures

The following table outlines the most important financial measures upon which the Company relies when analyzing and setting executive compensation levels.

Depletions Growth: year-over-year growth of sales by our wholesalers to retailers
Net Revenue Growth: compounded net revenue growth rates over a two-year period
EBIT: annual earnings before interest and taxes. EBIT is equivalent to Operating Income on the Income Statement in the Company’s Annual Report on Form 10-K for Fiscal Year 2025
Focused Cost Savings: annual focused operating expense cost savings, previously referred to as “resource efficiency”

Total Shareholder Return Amount	$ 19.42	29.67	34.05	32.47	51.71
Peer Group Total Shareholder Return Amount	127.18	121.18	122.27	124.74	114.51
Net Income (Loss)	$ 109,460,000	$ 59,695,000	$ 76,250,000	$ 67,263,000	$ 14,553,000
Company Selected Measure Amount	(0.04)	(0.02)	(0.06)	(0.05)	0.22
PEO Name			David A. Burwick	David A. Burwick	David A. Burwick
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure	Depletions Growth
Measure Name	Depletions Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure	Net Revenue Growth
Measure Name	Net Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure	EBIT
Measure Name	EBIT
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure	Focused Cost Savings
Measure Name	Focused Cost Savings
Michael Spillane
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,892,835	$ 8,291,323	$ 0	$ 0	$ 0
PEO Total Compensation Amount	$ 1,692,486	$ 3,291,232	0	0	0
PEO Name	Michael Spillane	Michael Spillane
David A. Burwick
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 1,123,689	5,902,526	4,848,737	14,840,957
PEO Total Compensation Amount	0	$ 1,123,689	1,902,406	848,576	839,176
PEO Name		David A. Burwick
C. James Koch
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,695	$ 0	0	0	0
PEO Total Compensation Amount	$ 5,695	$ 0	$ 0	$ 0	$ 0
PEO Name	C. James Koch